INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 19 - INCOME TAXES

A.Tower Statutory Income Rates

Substantially all of Tower’s existing facilities and other capital investments made through 2012 have been granted approved enterprise status, as provided by the Law for the Encouragement of Capital Investment in Israel (“Investments Law”).

Tower, as an Israeli industrial company located in Migdal Ha’emek, may elect the Preferred Enterprise regime to apply to it under the Investment Law. The election is irrevocable.

Under the Preferred Enterprise Regime, Tower’s entire preferred income is subject to the tax rate of 7.5%. Any portion of Tower’s Israeli taxable income, that is not eligible for Preferred Enterprise benefits, if at all, shall be taxed at the regular corporate tax rate of 23%.

B.Income Tax Provision

The Company's provision for income taxes is affected by income taxes in a multinational tax environment. The income tax provision is an estimate determined based on current enacted tax laws and tax rates at each of its geographic locations with the use of acceptable allocation methodologies based upon the Company’s organizational structure, the Company’s operations and business mode of work, and result in applicable local taxable income attributable to those locations.

The Company’s income tax provision is comprised of the following:

	Year ended December 31,
	2020	2019	2018
Current tax expense:
Local	$--	$--	$2,164
Foreign	2,232	1,013	9,273
Deferred tax expense (benefit):
Local	8,481	7,098	9,316
Foreign	(5,314)	(5,163)	(14,815)
Income tax expense	$5,399	$2,948	$5,938

	Year ended December 31,
	2020	2019	2018
Profit (loss) before taxes:
Domestic	$100,145	$103,432	$142,831
Foreign	(11,457)	(12,411)	(3,514)
Total profit before taxes	$88,688	$91,021	$139,317

F - 47

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 19 - INCOME TAXES (Cont.)

C.Components of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax assets and liabilities reflected in the balance sheets as of the respective dates (*)

	As of December 31,
	2020	2019
Deferred tax asset and liability - long-term:
Deferred tax assets:
Net operating loss carryforward	$72,658	$78,783
Employees benefits and compensation	6,813	4,819
Accruals and reserves	3,312	3,341
Research and development	18,179	15,276
Others	3,453	5,068
	104,415	107,287
Valuation allowance, see F below	(10,745)	(7,266)
Deferred tax assets	$93,670	$100,021
Deferred tax liabilities- long-term:
Depreciation and amortization	$(76,136)	$(77,966)
Others	(1,018)	(931)
Deferred tax liabilities	$(77,154)	$(78,897)

Presented in long term deferred tax assets	$57,802	$66,362
Presented in long term deferred tax liabilities	$(41,286)	$(45,238)

(*) Deferred tax assets and liabilities relating to Tower for the years 2020 and 2019 are computed based on the Israeli preferred enterprise tax rate of 7.5%.

D.Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance at January 1, 2020	$15,113
Additions for tax positions of current year	624
Reduction due to statute of limitation of prior years	(423)
Balance at December 31, 2020	$15,314

F - 48

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 19 - INCOME TAXES (Cont.)

D.Unrecognized Tax Benefit (Cont.)

Unrecognized tax benefits
Balance at January 1, 2019	$14,783
Additions for tax positions of current year	778
Reduction due to statute of limitation of prior years	(448)
Balance at December 31, 2019	$15,113

Unrecognized tax benefits
Balance at January 1, 2018	$15,286
Additions for tax positions of current year	716
Reduction due to statute of limitation of prior years	(1,219)
Balance at December 31, 2018	$14,783

E.Effective Income Tax

The reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2020	2019	2018
Tax expense computed at statutory rates, see (*) below	$20,398	$20,935	$32,044
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(15,046)	(16,396)	(23,150)
Change in valuation allowance, see F below	3,479	1,432	1,060
Permanent differences and other, net	(3,432)	(3,023)	(4,016)
Income tax expense	$5,399	$2,948	$5,938

(*) The tax expense was computed based on regular Israeli corporate tax rate of 23%.

F.Net Operating Loss Carryforward

As of December 31, 2020, Tower had net operating loss carryforward for tax purposes of approximately $1,000,000 which may be carried forward indefinitely.

The future utilization of Tower US Holdings’ federal net operating loss carryforward to offset future federal taxable income is subject to an annual limitation as a result of ownership changes that have occurred. Additional limitations could apply if ownership changes occur in the future. TSNP has had two “change in ownership” events that limit the utilization of net operating loss carryforward. The first “change in ownership” event occurred in February 2007 upon Jazz Technologies’ acquisition of TSNP. The second “change in ownership” event occurred in September 2008, upon Tower’s acquisition of TSNP. TSNP concluded that the net operating loss limitation for the change in ownership which occurred in September 2008 will be an annual utilization of approximately $2,100 in its tax return.

F - 49

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 19 - INCOME TAXES (Cont.)

F.Net Operating Loss Carryforward (Cont.)

As of December 31, 2020, Tower US Holdings had federal net operating loss carryforward of approximately $37,500, of which approximately $20,100 do not expire and is subject to a taxable income limitation of 80% due to the Act, and the remaining federal tax loss carryforwards of $17,400 will begin to expire in 2022, unless previously utilized.

As of December 31, 2020, Tower US Holdings had California state net operating loss carryforward of approximately $8,800. The state tax loss carry forward will begin to expire in 2029, unless previously utilized.

Tower US Holdings recorded a valuation allowance against the deferred tax asset balances for its federal and state net operating loss carryforward.

As of December 31, 2020 and 2019, TPSCo had no net operating loss carryforward.

G.Final Tax Assessments

Tower possesses final tax assessments through the year 1998. In addition, the tax assessments for the years 1999-2015 are deemed final.

Tower US Holdings files a consolidated tax return including TSNP and TSSA. Tower US Holdings and its subsidiaries are subject to U.S. federal income tax as well as income tax in multiple states.

In general, Tower US Holdings is no longer subject to U.S. federal income tax examinations before 2017 and state and local income tax examinations before 2016. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward, and make adjustments up to the amount of the net operating loss carryforward amount.

On March 27, 2020, the CARES Act was signed. The CARES Act provided numerous tax provisions and other stimulus measures, including but not limited to temporary changes regarding the prior and future utilization of net operating losses. Under the provisions of the CARES Act, Tower US Holdings received a $2,100 income tax refund from carrying back federal net operating losses and a $1,100 refund of its minimum tax credits.

TPSCo possesses final tax assessments through the year 2016.